Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Goodwill and Other Intangible Assets
The Company has goodwill and intangible assets of $2.2 billion at March 31, 2016 and December 31, 2015.
In the first quarter of 2016, as a result of the transaction described in Note 3(a), "Acquisitions and Disposals - Allied Acquisition," the Company recognized additional intangible assets of $14.0 million. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets acquired, including indefinite-lived and definite-lived intangible assets, and liabilities assumed, at their Acquisition Date fair values, and recorded the excess of consideration transferred over the net assets acquired as goodwill in the amount of $13.9 million.
In the third quarter of 2015, as a result of the transaction described in Note 3(b), "Acquisitions and Disposals - New Energy Risk," the Company recognized additional goodwill of approximately $13.4 million. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets acquired and liabilities assumed at their acquisition date fair values, and recorded as goodwill the excess of the sum of a) over b) - in which a) represents the aggregate of: i) the consideration transferred, ii) the fair value of noncontrolling interest in the acquiree, and iii) the acquisition-date fair value of the Company's previously held equity interest in the acquiree; and b) represents the net assets acquired in the transaction.
In the second quarter of 2015, as a result of the transaction described in Item 8, Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, the Company recognized additional intangible assets of $988.0 million. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets acquired, including indefinite-lived and definite-lived intangible assets, and liabilities assumed, at their Acquisition Date fair values, and recorded the excess of consideration transferred over the net assets acquired as goodwill in the amount of $794.0 million.
The following table presents an analysis of intangible assets broken down between goodwill, intangible assets with an indefinite life and intangible assets with a definite life for the three months ended March 31, 2016:

(U.S. dollars in thousands)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a definite life	Total
Balance at December 31, 2015	$1,213,630	$682,859	$313,777	$2,210,266
Additions	13,946	8,000	6,000	27,946
Amortization	—	—	(5,588)	(5,588)
Foreign Currency Translation	1,496	1,701	(2,224)	973
Balance at March 31, 2016	$1,229,072	$692,560	$311,965	$2,233,597

Goodwill and Other Intangible Assets
The following table presents an analysis of intangible assets broken down between goodwill, intangible assets with an indefinite life and intangible assets with a definite life for the years ended December 31, 2015, 2014 and 2013:

(U.S. dollars in thousands)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a definite life	Total
Balance at December 31, 2012	$392,882	$15,366	$279	$408,527
Amortization	—	—	(279)	(279)
Foreign currency translation	3,363	—	—	3,363
Balance at December 31, 2013	$396,245	$15,366	$—	$411,611
Additions	25,159	—	18,500	43,659
Amortization	—	—	(1,850)	(1,850)
Foreign currency translation	(5,468)	—	—	(5,468)
Balance at December 31, 2014	$415,936	$15,366	$16,650	$447,952
Additions	807,381	673,000	315,000	1,795,381
Amortization	—	—	(15,517)	(15,517)
Foreign currency translation	(9,687)	(5,507)	(2,356)	(17,550)
Balance at December 31, 2015	$1,213,630	$682,859	$313,777	$2,210,266

Goodwill
At December 31, 2015 and 2014, the Company had goodwill of $1.2 billion and 415.9 million, respectively. At December 31, 2015, $479.5 million and $734.2 million were allocated to the Insurance and Reinsurance segments, respectively. The entire balance of $415.9 million at December 31, 2014 was allocated to the Reinsurance segment.
In the third quarter of 2015, as a result of the transaction described in Note 3(b), "Acquisitions and Disposals - New Energy Risk," the Company recognized additional goodwill of approximately $13.4 million. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets acquired and liabilities assumed at their acquisition date fair values, and recorded as goodwill the excess of the sum of a) over b) - in which a) represents the aggregate of: i) the consideration transferred, ii) the fair value of noncontrolling interest in the acquiree, and iii) the acquisition-date fair value of the Company's previously held equity interest in the acquiree; and b) represents the net assets acquired in the transaction.
In the second quarter of 2015, as a result of the transaction described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," the Company recognized additional goodwill and other intangible assets. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets acquired, including indefinite-lived and definite-lived intangible assets, and liabilities assumed, at their Acquisition Date fair values, and recorded the excess of consideration transferred over the net assets acquired as goodwill.
During the first quarter of 2014, Goodwill and Other Intangible Assets increased as a result of the completion of an acquisition. The transaction was accounted for using the acquisition method under which the Company recorded the identifiable assets and liabilities at their acquisition date fair values, and recorded the excess of consideration transferred over the net assets acquired as goodwill and intangible assets. The fair value of identifiable assets and liabilities acquired, as well as amounts recorded in the Company’s consolidated results since the acquisition date, are not material.
The estimated fair values of the reporting units’ carried goodwill exceeded their estimated net book values at December 31, 2015, and therefore no impairments were recorded during 2015. At December 31, 2015 and 2014, the ending goodwill balance is comprised of gross goodwill of $2.6 billion and $1.8 billion, respectively, offset by accumulated impairment charges of $1.4 billion at December 31, 2015 and 2014. For further details regarding our impairment process, see Note 2(k), "Significant Accounting Policies - Goodwill, Intangibles and Other Long-Lived Assets."
Other Intangible Assets
At December 31, 2015 and 2014, the ending definite-lived intangible assets balance is comprised of $333.5 million and $18.5 million, respectively, of gross intangible assets, offset by accumulated amortization of $17.4 million and $1.9 million, respectively. Future amortization expenses are expected to be as follows:

Year Ended December 31, (U.S. dollars in thousands)
2016	$22,350
2017	19,017
2018	17,350
2019	17,350
2020	17,350
2021-2036	220,360
Total expected amortization expenses	$313,777

The following table summarizes the intangible assets and their related useful lives recorded in connection with the Catlin Acquisition, as described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," as of the Acquisition Date:

(U.S. dollars in thousands)	Amount	Estimated Useful Life
Lloyd's - Syndicate capacity	$660,000	Indefinite
Insurance licenses	13,000	Indefinite
Total identified indefinite life intangible assets	$673,000
Lloyd's - Managing agent contracts	15,000	15 years
Distribution network	290,000	20 years
Trademarks / Trade names	10,000	2 years
Total identified definite life intangible assets	$315,000
Total identified intangible assets	$988,000

An explanation of the intangible assets is as follows:

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Lloyd's syndicate capacity - This asset represents the syndicate capacity of two Lloyd's syndicates allowing the Company to write insurance business in the Lloyd's market globally and realize the profits from that business. The value of the syndicate capacity includes the reputational value of participation in the Lloyd's market, and the value of trade names and licenses associated with syndicate ownership. The syndicate capacity was valued using the Multi-Period Excess Earnings Method, an application of the Income Approach. Critical inputs into the valuation model used for this intangible included estimates of the future growth of syndicate authorized premium income limits (ie, capacity) and expected return on that capacity and discounting based on a weighted average cost of capital.

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Insurance licenses - The insurance licenses owned by Catlin at the time of the Catlin Acquisition allow the Company to write insurance business in the United States. The insurance licenses were valued using the Market Approach. Critical inputs utilized in the valuation of this intangible were the number of licenses obtained by US state and an aggregate market value per license based on similar past market transactions.

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Lloyd's managing agent contracts - As the managing agent for certain Lloyd's syndicates, the Company has contracts with the syndicate members to provide underwriting services for which it earns managing agent fees and a profit commission. The managing agent contracts were based on the Income Approach. Critical inputs utilized in the valuation of this intangible included expected contract fee and profit commission rates applied to future managed syndicate capacity, contract renewal probabilities over a time horizon and discounting based on a weighted average cost of capital.

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Distribution network - This asset represents a network of hundreds of retail and wholesale brokers worldwide, including specialty and regional brokerages, which allow the Company to form closer relationships with clients and aids business retention. The distribution network was valued using the Multi-Period Excess Earnings Method, an application of the Income Approach. Critical inputs into the valuation model used for this intangible included projections of underwriting profitability and investment returns, supporting capital charges, and discounting based on a weighted average cost of capital.

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Trademarks / Trade names - The Catlin trademarks / trade names are utilized to attract customers for the turnkey solutions provided under the Company's managing agent contracts and to generate premiums from the non-Lloyd's platform underwriting products for which the Catlin brand is known. The trademarks and trade names were based on the Relief-from-Royalty Method, an application of the Income Approach. Critical inputs used in the valuation of this intangible included industry-based market royalty rates on premium revenues to be generated through use of the trademarks/trade names, expected useful life over which the company expects to co-brand under the trademarks/trade names and discounting based on a weighted average cost of capital.